Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Millions	Aug. 06, 2020	Sep. 30, 2022	Jul. 22, 2022
Initial Public Offering (Details) [Line Items]
Price per share (in Dollars per share)	$ 10	$ 10	$ 10.01
Gross proceeds	$ 160.0
Offering costs	9.4
Deferred underwriting commissions	$ 5.6
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Shares issued (in Shares)	16,000,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Shares issued (in Shares)	2,086,956